Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 8,464,370	$ 10,064,073
Accounts payable and accrued expenses	3,458,705	2,911,554
Lease liabilities	31,557	22,496
Under 3 months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	371,975	97,469
Long-term debt	373,370	425,793
Suppliers	624,413	325,701
Accounts payable and accrued expenses	1,502,904	1,305,959
Lease liabilities	351,412	22,496
Between 3 months and one year
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	1,121,984	891,336
Long-term debt	380,934	432,923
Lease liabilities	1,054,236
Between 1 and 2 years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	17,497,589	369,518
Long-term debt	767,626	871,003
Lease liabilities	865,612
Between 2 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	2,037,150	2,418,340
Long-term debt	2,281,367	2,605,601
Lease liabilities	2,596,836
Maturities greater than five years
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	8,845,977	$ 11,129,662
Lease liabilities	$ 6,492,092